Shareholder Report, Average Annual Return (Details) DFEH_Dimensional VA Global Moderate Allocation Portfolio_Institutional_TSR Annual {Institutional}		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional VA Global Moderate Allocation Portfolio – Institutional
Average Annual Return, Percent		13.57%	10.61%	8.27%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		21.92%	14.03%	10.88%
VA Global Moderate Allocation Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VA Global Moderate Allocation Fund Custom Benchmark
Average Annual Return, Percent	[1]	15.81%	9.97%	7.96%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[2]	4.87%	2.11%	2.01%

[1]
1	Dimensional VA Global Moderate Allocation Composite Index is an unmanaged hypothetical index composed of 65% S&P Global BMI Index (net dividends) and 35% ICE BofA 1-3 Year Global Government Index (hedged to USD).

[2]
2	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.